Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price International Equity Index Fund

Supplement to Prospectus Dated March 1, 2020

The fund’s Board of Directors has approved a change to the fund’s diversification policy under the Investment Company Act of 1940. Under the revised policy, effective November 19, 2020, the fund will continue to seek to match the performance of its benchmark index even if the fund becomes nondiversified (as defined under the Investment Company Act of 1940) as a result of changes in the composition of the index. Shareholder approval will not be sought if the fund changes from diversified to nondiversified status under such circumstances.

In addition, effective December 1, 2020, the fund will change the benchmark index that it tracks from the FTSE Developed ex North America Index Net to the MSCI EAFE Index Net.

Effective November 19, 2020, the following will be added under “Principal Investment Strategies” in section 1:

Because the fund typically holds securities in proportion to their weight in the index, the fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the index.

Effective December 1, 2020, the fund will begin seeking to match the performance of the MSCI EAFE Index Net, which will replace the FTSE Developed ex North America Index Net as the fund’s primary benchmark. The MSCI EAFE Index Net is a broadly diversified stock index designed to represent the performance of large- and mid-cap securities across developed markets, including countries in Europe, Australasia and the Far East, and excluding the U.S. and Canada. The benchmark assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid. The index is weighted by market capitalization and the composition of the index is rebalanced semi-annually. As of August 31, 2020, there were 900 securities in the index.

Effective November 19, 2020, the following will be added under “Principal Risks” in section 1:

Nondiversification The fund may become nondiversified due to the composition of its benchmark index and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected, the fund’s shares may experience greater price volatility, and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.

T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price International Equity Index Fund

Supplement to Prospectus Dated March 1, 2020

The fund’s Board of Directors has approved a change to the fund’s diversification policy under the Investment Company Act of 1940. Under the revised policy, effective November 19, 2020, the fund will continue to seek to match the performance of its benchmark index even if the fund becomes nondiversified (as defined under the Investment Company Act of 1940) as a result of changes in the composition of the index. Shareholder approval will not be sought if the fund changes from diversified to nondiversified status under such circumstances.

In addition, effective December 1, 2020, the fund will change the benchmark index that it tracks from the FTSE Developed ex North America Index Net to the MSCI EAFE Index Net.

Effective November 19, 2020, the following will be added under “Principal Investment Strategies” in section 1:

Because the fund typically holds securities in proportion to their weight in the index, the fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the index.

Effective December 1, 2020, the fund will begin seeking to match the performance of the MSCI EAFE Index Net, which will replace the FTSE Developed ex North America Index Net as the fund’s primary benchmark. The MSCI EAFE Index Net is a broadly diversified stock index designed to represent the performance of large- and mid-cap securities across developed markets, including countries in Europe, Australasia and the Far East, and excluding the U.S. and Canada. The benchmark assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid. The index is weighted by market capitalization and the composition of the index is rebalanced semi-annually. As of August 31, 2020, there were 900 securities in the index.

Effective November 19, 2020, the following will be added under “Principal Risks” in section 1:

Nondiversification The fund may become nondiversified due to the composition of its benchmark index and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected, the fund’s shares may experience greater price volatility, and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.